Stockholders' Equity - Schedule of Summarizes the Issuances of All Convertible Preferred Stock (Detail)	Sep. 26, 2022 ¥ / shares	Sep. 14, 2022	Sep. 08, 2022	Jun. 17, 2022	May 27, 2019 ¥ / shares	Apr. 25, 2019	Apr. 18, 2019	Apr. 01, 2019 ¥ / shares	Oct. 13, 2017 ¥ / shares	Aug. 02, 2017	Jul. 28, 2017	Jul. 24, 2017	Jul. 20, 2017 ¥ / shares	Jun. 30, 2023
Disclosure In Tabular Form Of Preferred Stock Shares Issued [Line Items]
Conversion Ratio														1
Series A Convertible Preferred Stock [Member]
Disclosure In Tabular Form Of Preferred Stock Shares Issued [Line Items]
Issue Date									Oct. 13, 2017	Aug. 02, 2017	Jul. 28, 2017	Jul. 24, 2017
Issuance Price (amount paid in) (per share)									¥ 208
Holder's Conversion Right									Any time
Conversion Ratio									1
Settlement methods									Shares
Series AA Convertible Preferred Stock [Member]
Disclosure In Tabular Form Of Preferred Stock Shares Issued [Line Items]
Issue Date													Jul. 20, 2017
Issuance Price (amount paid in) (per share)													¥ 56
Holder's Conversion Right													Any time
Conversion Ratio													1
Settlement methods													Shares
Series B Convertible Preferred Stock [Member]
Disclosure In Tabular Form Of Preferred Stock Shares Issued [Line Items]
Issue Date					May 27, 2019	Apr. 25, 2019	Apr. 18, 2019
Issuance Price (amount paid in) (per share)					¥ 1,761
Holder's Conversion Right					Any time
Conversion Ratio					1
Settlement methods					Shares
Series BB Convertible Preferred Stock [Member]
Disclosure In Tabular Form Of Preferred Stock Shares Issued [Line Items]
Issue Date								Apr. 01, 2019
Issuance Price (amount paid in) (per share)								¥ 413
Holder's Conversion Right								Any time
Conversion Ratio								1
Settlement methods								Shares
Series C Convertible Preferred Stock [Member]
Disclosure In Tabular Form Of Preferred Stock Shares Issued [Line Items]
Issue Date	Sep. 26, 2022	Sep. 14, 2022	Sep. 08, 2022	Jun. 17, 2022
Issuance Price (amount paid in) (per share)	¥ 1,888
Holder's Conversion Right	Any time
Conversion Ratio	1
Settlement methods	Shares